Credit Quality of Financing Receivables and the Allowance for Credit Losses (Tables)	6 Months Ended
Sep. 30, 2017
Information about Allowance for Credit Losses

The following table provides information about the allowance for credit losses as of March 31, 2017, for the six and three months ended September 30, 2016 and 2017:

	Six months ended September 30, 2016
	Millions of yen
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1	Direct financing leases	Total
Allowance for credit losses :
Beginning balance	¥13,267	¥1,800	¥23,391	¥8,233	¥13,380	¥60,071
Provision (reversal)	5,275	261	1,186	(739)	760	6,743
Charge-offs	(3,326)	(2)	(2,690)	(510)	(1,798)	(8,326)
Recoveries	238	0	145	220	11	614
Other *2	265	(181)	(2,702)	(94)	(602)	(3,314)

Ending balance	¥15,719	¥1,878	¥19,330	¥7,110	¥11,751	¥55,788

Individually evaluated for impairment	2,927	1,325	10,035	5,123	0	19,410
Not individually evaluated for impairment	12,792	553	9,295	1,987	11,751	36,378

Financing receivables :
Ending balance	¥1,540,255	¥74,008	¥973,953	¥26,466	¥1,154,239	¥3,768,921

Individually evaluated for impairment	14,942	5,399	31,578	9,291	0	61,210
Not individually evaluated for impairment	1,525,313	68,609	942,375	17,175	1,154,239	3,707,711

	Three months ended September 30, 2016
	Millions of yen
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1	Direct financing leases	Total
Allowance for credit losses :
Beginning balance	¥14,690	¥1,722	¥21,706	¥7,703	¥12,686	¥58,507
Provision (reversal)	2,639	187	1,236	(423)	410	4,049
Charge-offs	(1,886)	(1)	(2,030)	(186)	(1,295)	(5,398)
Recoveries	79	0	79	17	0	175
Other *2	197	(30)	(1,661)	(1)	(50)	(1,545)

Ending balance	¥15,719	¥1,878	¥19,330	¥7,110	¥11,751	¥55,788

	March 31, 2017
	Millions of yen
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1	Direct financing leases	Total
Allowance for credit losses :
Ending balance	¥18,599	¥2,951	¥21,079	¥6,061	¥10,537	¥59,227

Individually evaluated for impairment	2,927	2,114	10,565	4,462	0	20,068
Not individually evaluated for impairment	15,672	837	10,514	1,599	10,537	39,159

Financing receivables :
Ending balance	¥1,616,009	¥88,726	¥1,063,628	¥24,795	¥1,204,024	¥3,997,182

Individually evaluated for impairment	16,667	6,032	28,883	7,443	0	59,025
Not individually evaluated for impairment	1,599,342	82,694	1,034,745	17,352	1,204,024	3,938,157

	Six months ended September 30, 2017
	Millions of yen
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1	Direct financing leases	Total
Allowance for credit losses :
Beginning balance	¥18,599	¥2,951	¥21,079	¥6,061	¥10,537	¥59,227
Provision (reversal)	6,018	(268)	1,278	(209)	1,179	7,998
Charge-offs	(4,343)	(115)	(1,972)	(1,110)	(940)	(8,480)
Recoveries	376	0	90	63	2	531
Other *2	1	9	(1,430)	0	120	(1,300)

Ending balance	¥20,651	¥2,577	¥19,045	¥4,805	¥10,898	¥57,976

Individually evaluated for impairment	3,131	1,984	9,431	3,323	0	17,869
Not individually evaluated for impairment	17,520	593	9,614	1,482	10,898	40,107
Financing receivables :
Ending balance	¥1,676,208	¥87,454	¥984,754	¥21,998	¥1,214,698	¥3,985,112

Individually evaluated for impairment	18,409	5,443	25,193	5,703	0	54,748
Not individually evaluated for impairment	1,657,799	82,011	959,561	16,295	1,214,698	3,930,364

	Three months ended September 30, 2017
	Millions of yen
	Loans
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1	Direct financing leases	Total
Allowance for credit losses :
Beginning balance	¥20,086	¥2,647	¥21,487	¥5,831	¥10,708	¥60,759
Provision (reversal)	2,558	(86)	148	(65)	804	3,359
Charge-offs	(2,254)	0	(1,216)	(1,002)	(688)	(5,160)
Recoveries	258	0	16	39	(12)	301
Other *2	3	16	(1,390)	2	86	(1,283)

Ending balance	¥20,651	¥2,577	¥19,045	¥4,805	¥10,898	¥57,976

Note: Loans held for sale are not included in the table above.

*1

Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

*2	Other mainly includes foreign currency translation adjustments and a decrease in allowance related to sales of loans.

Information about Impaired Loans

The following table provides information about the impaired loans as of March 31, 2017 and September 30, 2017:

	March 31, 2017
		Millions of yen
Portfolio segment	Class	Loans individually evaluated for impairment	Unpaid principal balance	Related allowance
With no related allowance recorded *1 :		¥6,524	¥6,499	¥0
Consumer borrowers		973	956	0
	Housing loans	973	956	0
	Card loans	0	0	0
	Other	0	0	0
Corporate borrowers		5,439	5,431	0
Non-recourse loans	Japan	0	0	0
	The Americas	0	0	0
Other	Real estate companies	0	0	0
	Entertainment companies	8	2	0
	Other	5,431	5,429	0
Purchased loans		112	112	0
With an allowance recorded *2 :		52,501	51,153	20,068
Consumer borrowers		15,694	14,775	2,927
	Housing loans	3,271	2,796	1,202
	Card loans	4,102	4,091	616
	Other	8,321	7,888	1,109
Corporate borrowers		29,476	29,047	12,679
Non-recourse loans	Japan	203	202	35
	The Americas	5,829	5,829	2,079
Other	Real estate companies	7,212	7,154	1,638
	Entertainment companies	1,728	1,720	637
	Other	14,504	14,142	8,290
Purchased loans		7,331	7,331	4,462

Total :		¥59,025	¥57,652	¥20,068

Consumer borrowers		16,667	15,731	2,927

	Housing loans	4,244	3,752	1,202

	Card loans	4,102	4,091	616

	Other	8,321	7,888	1,109

Corporate borrowers		34,915	34,478	12,679

Non-recourse loans	Japan	203	202	35

	The Americas	5,829	5,829	2,079

Other	Real estate companies	7,212	7,154	1,638

	Entertainment companies	1,736	1,722	637

	Other	19,935	19,571	8,290

Purchased loans		7,443	7,443	4,462

	September 30, 2017
		Millions of yen
Portfolio segment	Class	Loans individually evaluated for impairment	Unpaid principal balance	Related allowance
With no related allowance recorded *1 :		¥8,726	¥8,660	¥0
Consumer borrowers		690	632	0
	Housing loans	690	632	0
	Card loans	0	0	0
	Other	0	0	0
Corporate borrowers		7,925	7,917	0
Non-recourse loans	Japan	0	0	0
	The Americas	0	0	0
Other	Real estate companies	2,869	2,869	0
	Entertainment companies	8	2	0
	Other	5,048	5,046	0
Purchased loans		111	111	0
With an allowance recorded *2 :		46,022	44,827	17,869
Consumer borrowers		17,719	17,003	3,131
	Housing loans	3,822	3,411	1,240
	Card loans	4,079	4,069	611
	Other	9,818	9,523	1,280
Corporate borrowers		22,711	22,503	11,415
Non-recourse loans	Japan	195	195	34
	The Americas	5,248	5,248	1,950
Other	Real estate companies	3,017	2,962	1,293
	Entertainment companies	1,642	1,631	614
	Other	12,609	12,467	7,524
Purchased loans		5,592	5,321	3,323

Total :		¥54,748	¥53,487	¥17,869

Consumer borrowers		18,409	17,635	3,131

	Housing loans	4,512	4,043	1,240

	Card loans	4,079	4,069	611

	Other	9,818	9,523	1,280

Corporate borrowers		30,636	30,420	11,415

Non-recourse loans	Japan	195	195	34

	The Americas	5,248	5,248	1,950

Other	Real estate companies	5,886	5,831	1,293

	Entertainment companies	1,650	1,633	614

	Other	17,657	17,513	7,524

Purchased loans		5,703	5,432	3,323

Note:	Loans held for sale are not included in the table above.
*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.

Information about Average Recorded Investments in Impaired Loans and Interest Income

The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for the six and three months ended September 30, 2016 and 2017:

	Six months ended September 30, 2016
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥14,533	¥143	¥112
	Housing loans	4,345	54	41
	Card loans	4,116	38	30
	Other	6,072	51	41
Corporate borrowers		42,096	353	304
Non-recourse loans	Japan	1,880	4	4
	The Americas	5,543	35	35
Other	Real estate companies	8,085	114	103
	Entertainment companies	2,292	38	38
	Other	24,296	162	124
Purchased loans		10,294	334	334

Total		¥66,923	¥830	¥750

	Six months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥17,385	¥243	¥173
	Housing loans	4,248	134	88
	Card loans	4,086	34	27
	Other	9,051	75	58
Corporate borrowers		32,972	106	102
Non-recourse loans	Japan	199	3	3
	The Americas	5,451	6	6
Other	Real estate companies	6,547	27	26
	Entertainment companies	1,691	28	27
	Other	19,084	42	40
Purchased loans		6,691	3	3

Total		¥57,048	¥352	¥278

	Three months ended September 30, 2016
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥14,748	¥65	¥58
	Housing loans	4,262	22	18
	Card loans	4,112	17	16
	Other	6,374	26	24
Corporate borrowers		38,906	194	157
Non-recourse loans	Japan	286	2	2
	The Americas	5,320	13	13
Other	Real estate companies	7,822	65	65
	Entertainment companies	2,224	19	19
	Other	23,254	95	58
Purchased loans		9,935	122	122

Total		¥63,589	¥381	¥337

	Three months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥17,745	¥149	¥103
	Housing loans	4,250	96	55
	Card loans	4,079	15	14
	Other	9,416	38	34
Corporate borrowers		32,001	50	47
Non-recourse loans	Japan	197	1	1
	The Americas	5,262	0	0
Other	Real estate companies	6,215	14	13
	Entertainment companies	1,669	14	13
	Other	18,658	21	20
Purchased loans		6,315	1	1

Total		¥56,061	¥200	¥151

Note: Loans held for sale are not included in the table above.

*	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

Information about Credit Quality Indicators

The following table provides information about the credit quality indicators as of March 31, 2017 and September 30, 2017:

	March 31, 2017
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,589,620	¥16,667	¥9,722	¥26,389	¥1,616,009
	Housing loans	1,273,603	4,244	1,685	5,929	1,279,532
	Card loans	264,559	4,102	1,346	5,448	270,007
	Other	51,458	8,321	6,691	15,012	66,470
Corporate borrowers		1,117,439	34,915	0	34,915	1,152,354
Non-recourse loans	Japan	12,555	203	0	203	12,758
	The Americas	70,139	5,829	0	5,829	75,968
Other	Real estate companies	313,947	7,212	0	7,212	321,159
	Entertainment companies	94,190	1,736	0	1,736	95,926
	Other	626,608	19,935	0	19,935	646,543
Purchased loans		17,352	7,443	0	7,443	24,795
Direct financing leases		1,192,424	0	11,600	11,600	1,204,024
	Japan	839,848	0	6,442	6,442	846,290
	Overseas	352,576	0	5,158	5,158	357,734

Total		¥3,916,835	¥59,025	¥21,322	¥80,347	¥3,997,182

	September 30, 2017
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,646,538	¥18,409	¥11,261	¥29,670	¥1,676,208
	Housing loans	1,329,989	4,512	1,691	6,203	1,336,192
	Card loans	262,073	4,079	1,632	5,711	267,784
	Other	54,476	9,818	7,938	17,756	72,232
Corporate borrowers		1,041,572	30,636	0	30,636	1,072,208
Non-recourse loans	Japan	17,971	195	0	195	18,166
	The Americas	64,040	5,248	0	5,248	69,288
Other	Real estate companies	332,051	5,886	0	5,886	337,937
	Entertainment companies	90,916	1,650	0	1,650	92,566
	Other	536,594	17,657	0	17,657	554,251
Purchased loans		16,295	5,703	0	5,703	21,998
Direct financing leases		1,201,961	0	12,737	12,737	1,214,698
	Japan	833,303	0	6,731	6,731	840,034
	Overseas	368,658	0	6,006	6,006	374,664

Total		¥3,906,366	¥54,748	¥23,998	¥78,746	¥3,985,112

Information about Nonaccrual and Past Due Financing Receivables

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2017 and September 30, 2017:

	March 31, 2017
		Millions of yen
		Past-due financing receivables
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables	Non-accrual
Consumer borrowers		¥6,433	¥12,971	¥19,404	¥1,616,009	¥12,971
	Housing loans	2,314	3,420	5,734	1,279,532	3,420
	Card loans	518	1,825	2,343	270,007	1,825
	Other	3,601	7,726	11,327	66,470	7,726
Corporate borrowers		4,902	15,224	20,126	1,152,354	24,474
Non-recourse loans	Japan	0	0	0	12,758	0
	The Americas	4,028	4,940	8,968	75,968	5,768
Other	Real estate companies	37	1,867	1,904	321,159	1,867
	Entertainment companies	0	140	140	95,926	140
	Other	837	8,277	9,114	646,543	16,699
Direct financing leases		4,834	11,600	16,434	1,204,024	11,600
	Japan	535	6,442	6,977	846,290	6,442
	Overseas	4,299	5,158	9,457	357,734	5,158

Total		¥16,169	¥39,795	¥55,964	¥3,972,387	¥49,045

	September 30, 2017
		Millions of yen
		Past-due financing receivables
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables	Non-accrual
Consumer borrowers		¥6,812	¥14,635	¥21,447	¥1,676,208	¥14,635
	Housing loans	2,069	3,441	5,510	1,336,192	3,441
	Card loans	555	2,122	2,677	267,784	2,122
	Other	4,188	9,072	13,260	72,232	9,072
Corporate borrowers		2,982	17,150	20,132	1,072,208	24,398
Non-recourse loans	Japan	0	0	0	18,166	0
	The Americas	725	5,248	5,973	69,288	5,248
Other	Real estate companies	36	4,244	4,280	337,937	4,244
	Entertainment companies	630	138	768	92,566	138
	Other	1,591	7,520	9,111	554,251	14,768
Direct financing leases		5,715	12,737	18,452	1,214,698	12,737
	Japan	479	6,731	7,210	840,034	6,731
	Overseas	5,236	6,006	11,242	374,664	6,006

Total		¥15,509	¥44,522	¥60,031	¥3,963,114	¥51,770

Note: Loans held for sale and purchased loans are not included in the table above.

Information about Troubled Debt Restructurings of Financing Receivables

The following table provides information about troubled debt restructurings of financing receivables that occurred during the six and three months ended September 30, 2016 and 2017:

	Six months ended September 30, 2016
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥5,309	¥3,993
	Housing loans	132	113
	Card loans	1,105	908
	Other	4,072	2,972
Corporate borrowers		453	453
Other	Other	453	453

Total		¥5,762	¥4,446

	Six months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥4,680	¥3,662
	Housing loans	11	11
	Card loans	1,075	853
	Other	3,594	2,798

Total		¥4,680	¥3,662

	Three months ended September 30, 2016
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥2,740	¥2,062
	Housing loans	¥121	¥108
	Card loans	516	418
	Other	2,103	1,536
Corporate borrowers		453	453
Other	Other	453	453

Total		¥3,193	¥2,515

	Three months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥2,472	¥1,935
	Card loans	544	430
	Other	1,928	1,505

Total		¥2,472	¥1,935

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from September 30, 2016 and for which there was a payment default during the six and three months ended September 30, 2016:

	Six months ended September 30, 2016
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥927
	Card loans	31
	Other	896

Total		¥927

	Three months ended September 30, 2016
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥452
	Card loans	11
	Other	441

Total		¥452

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from September 30, 2017 and for which there was a payment default during the six and three months ended September 30, 2017:

	Six months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥57
	Card loans	16
	Other	41

Total		¥57

	Three months ended September 30, 2017
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥43
	Card loans	12
	Other	31

Total		¥43